Quarterly Financial Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011	Sep. 29, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 30, 2010	Sep. 30, 2010	Jul. 01, 2010	Apr. 01, 2010	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Operating Income (Loss) [Abstract]
Revenues	$ 110.1	$ 114.6	$ 136.0	$ 114.0	$ 70.8	$ 118.1	$ 125.7	$ 99.1	$ 84.6	$ 189.2	$ 184.8	$ 435.4	$ 427.5	$ 380.7
Operating Expenses	64.8	60.1	62.0	63.8	55.8	64.3	58.6	55.8	58.2	126.9	119.6	241.7	236.9	212.5
OPERATING INCOME	45.3	54.5	74.0	50.2	15.0	53.8	67.1	43.3	26.4	62.3	65.2	193.7	190.6	168.2
Net Income	$ 1.8	$ 35.2	$ 56.6	$ 37.6	$ 5.1	$ 46.8	$ 52.7	$ 27.2	$ 12.8	$ 5.0	$ 42.7	$ 134.5	$ 139.5	$ 128.5